Segment reporting (Tables)	12 Months Ended
Sep. 30, 2021
Segment reporting
Summary of revenue from major product categories

	For the years ended September 30,
	2021	2020	2019
Activated carbon	$19,573,266	$12,099,457	$10,491,592
Biomass electricity	143,240	255,678	195,721
Technical service	130,415	121,179	205,851
Total	$19,846,921	$12,476,314	$10,893,164